Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Use of Estimates
Use of Estimates
The preparation of these financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of operating expenses during the reporting period. These estimates include, but are not limited to, fair value of financial instruments, useful lives of property and equipment, certain assumptions used to calculate the fair value of Scilex stock option awards, as well as the percentage of time certain Scilex employees spent supporting the Company’s SP-102 program, which is used to calculate the amount of operating expenses allocated from Scilex as discussed in the
“Carve-Out Method”
section of Note 1 above.
Management believes that these estimates are reasonable; however, actual results may differ from these estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents, such as money market accounts. The Company minimizes its credit risk associated with cash and cash equivalents by periodically evaluating the credit quality of its primary financial institution.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company follows accounting guidance on fair value measurements for financial instruments measured on a recurring basis, as well as for certain assets and liabilities that are initially recorded at their estimated fair values. Fair value is defined as the exit price, or the amount that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses the following three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs to value its financial instruments:
Level 1
— Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level 2
— Inputs (other than quoted prices included in Level 1) that are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and
Level 3
— Significant unobservable inputs which are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.
Financial instruments measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires it to make judgments and consider factors specific to the asset or liability. The use of different assumptions and/or estimation methodologies may have a material effect on estimated fair values. Accordingly, the fair value estimates disclosed or initial amounts recorded may not be indicative of the amount that the Company or holders of the instruments could realize in a current market exchange.
As of December 31, 2024 and 2023, the carrying amount of cash equivalents approximates their fair value based upon quoted market prices.

Concentration of Credit Risk
Concentrations
The Company contracts with third parties for the manufacture, assembly, testing, packaging and storage of its product candidate. The Company’s contract manufacturing organizations (“CMOs”) comply with Current Good Manufacturing Practice (“cGMP”) and regulatory requirements. The CMOs are selected for specific competencies having met the Company’s development, manufacturing, quality and the FDA regulatory requirements. These CMOs manufacture the Company’s clinical supplies and commercial batches. The Company currently has no plans to build its own manufacturing or distribution infrastructure. As clinical trial development progresses forward, the Company will continue to explore both internal capabilities as well as deepening and expanding external relationships to ensure it is able to meet manufacturing requirements.
Historically, the Company has purchased its clinical and commercial supply requirements for sodium hyaluronate, one of the excipients for SP-102, from Genzyme Corporation (“Genzyme”) pursuant to a supply agreement, which terminated as of May 31, 2024. Management anticipates that the current on-hand supply of sodium hyaluronate will be sufficient to satisfy the Company’s clinical and commercial supply requirements for sodium hyaluronate for at least 12 months following the future commercial launch of SP-102 estimated to be in 2027. The Company is in discussions with Sanofi S.A., an affiliate of Genzyme, for a new supply agreement, and is in the process of identifying and certifying new suppliers, in each case to fulfill its future supply requirements for sodium hyaluronate.

Lifecore Master Services Agreement
On January 27, 2017, the Company entered into a Master Services Agreement (as amended, the “Lifecore Master Services Agreement”), with Lifecore Biomedical, LLC (“Lifecore”). Pursuant to the Lifecore Master Services Agreement, Lifecore is responsible for clinical trial material manufacturing and development services for SP-102 as set forth in each separate statement of work (each a “Lifecore Statement of Work”). The parties entered into a Lifecore Statement of Work on January 27, 2017, pursuant to which Lifecore agreed to provide, among other things, (1) project management support, (2) development services, (3) clinical trial materials, and (4) stability studies. The Company paid Lifecore for the development and clinical trial material manufacturing services, which was invoiced at the completion of each service.
For the purposes of Lifecore’s development and clinical trial material manufacturing obligations, the Company granted Lifecore a nonexclusive, worldwide and royalty-free license under our owned or controlled intellectual property rights necessary to manufacture SP-102, without additional right, title or interest in the Company’s intellectual property.
The Lifecore Master Services Agreement expires on December 31, 2028, unless terminated earlier in accordance with the terms of such agreement, or unless renewed further by the parties. Either party may terminate the Lifecore Master Services Agreement (1) if the other party is in material breach of the agreement and fails to cure such breach within 30 days of written notice, subject to certain exceptions; or (2) immediately upon written notice to the other party if the other party (a) becomes insolvent, (b) ceases to function as a going concern, (c) is convicted of or pleads guilty to a charge of violating any law relating to either party’s business, or (d) engages in any act which materially impairs goodwill associated with SEMDEXA or materially impairs the terminating party’s trademark or trade name. In addition, Lifecore may terminate the agreement if (i) Semnur fails to pay past due invoices upon 30 days’ written notice, or (ii) Semnur rejects or fails to respond to a major change or minor change proposed by Lifecore that does not change SEMDEXA’s written and approved acceptance criteria.
The Lifecore Master Services Agreement contains customary reciprocal indemnification obligations for Lifecore and Semnur.

Net Income/(Loss) Per Ordinary Share
Net Loss per Share
Basic net loss per share is computed by dividing net loss for the period by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share reflects the additional dilution from potential issuances of common stock, such as stock issuable pursuant to the exercise of stock options. The treasury stock method is used to calculate the potential dilutive effect of these common stock equivalents. Potentially dilutive shares are excluded from the computation of diluted net loss per share when their effect is anti-dilutive. In periods where a net loss is presented, all potentially dilutive securities are anti-dilutive and are excluded from the computation of diluted net loss per share.

Income Taxes
Income Taxes
The provisions of the ASC Topic 740,
Income Taxes
, address the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC Subtopic 740-10, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The Company has determined that it has uncertain tax positions.
The Company accounts for income taxes using the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts, using currently enacted tax rates.
The Company has deferred tax assets, which are subject to periodic recoverability assessments. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount that more likely than not will be realized. See Note 8 titled “
Income Taxes
” for additional details.

Property and Equipment
Property and Equipment
Property and equipment are carried at cost less accumulated depreciation. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the assets, which are generally five to seven years. The cost of repairs and maintenance is expensed as incurred. Costs for property and equipment not yet placed into service are capitalized as construction-in-progress and depreciated once placed into service.

Deferred Offering Costs
Deferred Offering Costs
The Company’s deferred offering costs consist of legal, accounting and other general and administrative costs directly attributable to the proposed Business Combination. After consummation of the proposed Business Combination, these costs will be classified in stockholders’ deficit as a reduction of additional paid-in capital recorded as a result of the Business Combination. In the event the proposed Business Combination is terminated, all deferred offering costs will be reclassified to general and administrative expenses in the Company’s statements of operations. As of December 31, 2024, $6.0 million of deferred offering costs were included within other current assets in the Company’s balance sheet. As of December 31, 2023, there were no deferred offering costs.

Research and Development Costs
Research and Development Costs
The Company expenses the cost of research and development as incurred. R&D expenses are comprised of costs incurred in performing R&D activities, including clinical trial costs, manufacturing costs for clinical materials, and the costs relating to other contracted services, license fees and other external costs. Nonrefundable advance payments for goods and services that will be used in future research and development activities are expensed when the activity is performed or when the goods have been received, rather than when payment is made, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 730,
Research and
Development.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC Topic 718,
Compensation – Stock Compensation
which establishes accounting for equity instruments exchanged for employee and consulting services.
The Company did not have its own equity incentive plans for the years ended December 31, 2024 and 2023, other than the 2024 Stock Option Plan as described below. However, certain shared employees of Scilex, who provide services and support activities related to the Company, also participate in Scilex’s stock-based compensation plans. The stock-based compensation for such employees is allocated and attributed to the Company based on the estimated percentage of their time spent providing services attributable to the Company.
On August 30, 2024, the Company’s board of directors adopted the 2024 Stock Option Plan and approved the grant of Non-statutory Stock Options (“NSOs”) to the members of the Company’s executive team and certain shared employees of Scilex – who provide services and support activities related to the Company – to purchase an aggregate of 40,000,000 shares of the Company’s common stock initially at an exercise price of $1.24 per share, which was then updated to $1.58 per share on December 28, 2024 to reflect the updated per share value of the Company’s common stock as of August 30, 2024.
Stock-based compensation cost is measured at the grant date, based on the fair value of the award determined using the Black-Scholes option pricing model, and is recognized as an expense, under the straight-line method, over the employee’s requisite service period (generally the vesting period of the equity grant) or non-employee’s vesting period. The Company accounts for forfeitures as incurred.
For purposes of determining the inputs used in the calculation of stock-based compensation, the Company determines the expected life assumption for options issued using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period since the Company does not have historic exercise behavior. The Company determines an estimate of option volatility based on an assessment of historical volatilities of comparable companies whose share prices are publicly available. The Company uses these estimates, in conjunction with the fair value of Scilex’s common stock, risk-free interest rate, and the expected dividend yield as inputs in the Black-Scholes option pricing model. Depending upon the number of stock options granted, any fluctuations in these calculations could have a material effect on the results presented in the Company’s statement of operations.

Segments
Segments
Operating segments are identified as components of an entity where separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions on how to allocate resources and assesses performance. The Company has determined that its chief operating decision maker is its Chief Executive Officer, as he is responsible for making decisions regarding the allocation of resources and assessing performance as well as for strategic operational decisions. The Company is engaged primarily in the development of non-opioid products focused on pain management products for the treatment of acute and chronic pain. Accordingly, the Company has determined that it operates its business as a single operating segment and has one reportable segment.

Recent Accounting Pronouncements
Recently Issued Accounting Pronouncements
In October 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-06,
Disclosure Improvements - Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative
, which will impact various disclosure areas. The amendments in ASU 2023-06 will be effective on the date the related disclosures are removed from Regulation S-X or Regulation S-K by the Securities and Exchange Commission (the “SEC”), and will no longer be effective if the SEC has not removed the applicable disclosure requirement by June 30, 2027. The Company is currently evaluating the impacts of this standard on its related disclosures.
In November 2023, the FASB issued ASU 2023-07,
Segment Reporting (Topic 280)
, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and is applicable to public entities, including those that have a single reportable segment. Early adoption is permitted. The Company is currently evaluating the impacts of this standard on its financial statements and related disclosures.
In December 2023, the FASB issued ASU 2023-09,
Improvements to Income Tax Disclosures (Topic 740)
. The update requires a public business entity to disclose, on an annual basis, a tabular rate reconciliation using both percentages and currency amounts, broken out into specified categories with certain reconciling items further broken out by nature and jurisdiction to the extent those items exceed a specified threshold. In addition, all entities are required to disclose income taxes paid, net of refunds received disaggregated by federal, state/local, and foreign and by jurisdiction if the amount is at least 5% of total income tax payments, net of refunds received. Adoption of this ASU allows for either the prospective or retrospective application of the amendment and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impacts of this standard on its financial statements and related disclosures.
In November 2024, the FASB issued ASU 2024-03,
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures
, which will require additional expense disclosures for all public entities. The amendments in ASU 2024-03 require that at each interim and annual reporting period, an entity disclose certain disaggregated expenses included in each relevant expense caption, as well as the total amount of selling expenses and, in annual periods, an entity’s definition of selling expenses. ASU 2024-03 is effective for annual reporting periods beginning with the fiscal year ending December 31, 2027, and interim periods thereafter, with early adoption permitted. The Company is currently evaluating the incremental disclosures that will be requ ired
in its financial stat
ements
.

Denali Capital Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X under the Securities Act. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.
The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s report on Form 10-K filed with the SEC on April 2, 2025. The condensed consolidated Balance Sheet as of December 31, 2024 presented in this Form 10-Q has been derived from the audited Balance

Sheet filed in the aforementioned Form 10-K. The interim results for the six months ended June 30, 2025 are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2025 or for any future interim periods.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Principles of Consolidation
Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements include the accounts of
the Company and its wholly owned subsidiary. Any intercompany transactions and balances have been eliminated in consolidation.

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. Any intercompany transactions and balances have been eliminated in consolidation.

Emerging Growth Company Status
Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies, including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies, including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents on June 30, 2025 and December 31, 2024.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less w hen
purchased to be cash equivalents. The Company did not have any cash equivalents on December 31, 2024 and 2023.

Cash and Investment Held in Trust Account
Cash and Investment Held in Trust Account
Prior to June 4, 2024, substantially all of the assets held in the Trust Account were invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Gains and losses resulting from the change in fair value of these securities are included in income on Trust Account in the accompanying condensed consolidated statements of operations. The estimated fair values of investment held in the Trust Account are determined using available market information.
Since June 4, 2024, all of the assets held in the Trust Account have been held solely in cash in an interest-bearing demand deposit account at a bank. Interest on bank deposit accounts is variable and such accounts currently yield interest of approximately 3.5% per annum.

Cash and Investment Held in Trust Account
Prior to June 4, 2024, substantially all of the assets held in the Trust Account were invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Gains and losses resulting from the change in fair value of these securities are included in income on Trust Account in the accompanying condensed consolidated statements of operations. The estimated fair values of investment held in the Trust Account are determined using available market information.
Since June 4, 2024, all of the assets held in the Trust Account have been held solely in cash in an interest-bearing demand deposit account at a bank. Interest on bank deposit accounts is variable and such accounts currently yield interest of approximately 3.5% per annum.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 825, “Financial Instruments,” approximates the carrying amounts represented in the consolidated balance sheet, primarily due to its short-term nature.

Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 825, “Financial Instruments,” approximates the carrying amounts represented in the consolidated balance sheet, primarily due to its short-term nature.

Warrants
Warrants
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480 and FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under FASB ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for the 8,250,000 Public Warrants (as defined in Note 3) and 510,000 Private Placement Warrants (as defined in Note 4) as equity-classified instruments.

Warrants
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480 and FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under FASB ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for the 8,250,000 Public Warrants (as defined in Note 3) and 510,000 Private Placement Warrants (as defined in Note 4) as equity-classified instruments.

Convertible Debt
Convertible Debt
The Company issues debt that may have conversion features.
Convertible debt - derivative treatment - When the Company issues debt with a conversion feature, the Company must first assess whether the embedded equity-linked component is clearly and closely related to its host instruments. If a component is clearly and closely related to its host instruments, then the Company has to assess whether the conversion feature meets the requirements to be treated as a derivative, as follows: a) one or more underlying, typically the price of our common stock; b) one or more notional amounts or payment provisions or both, generally the number of shares upon conversion; c) no initial net investment, which typically excludes the amount borrowed; and d) net settlement provisions, which in the case of convertible debt generally means the stock received upon conversion can be readily sold for cash. An embedded equity-linked component that meets the definition of a derivative does not have to be separated from the host instrument if the component qualifies for the scope exception for certain contracts involving an issuer’s own equity. The scope exception applies if the contract is both a) indexed to its own stock; and b) classified in shareholders’ equity in its statement of financial position.

If the conversion feature within convertible debt meets the requirements to be treated as a derivative, the Company estimates the fair value of the embedded derivative using the Black Scholes method upon the date of issuance. If the fair value of the embedded derivative is higher than the face value of the convertible debt, the excess is immediately recognized as interest expense. The derivative shall be recorded at fair value as liability and the carrying value assigned to the host contract represents the difference between the previous carrying amount of the hybrid instrument and the fair value of the derivative; therefore, there is no gain or loss from the initial recognition and measurement of an embedded derivative that is accounted for separately from its host contract.
The ASU 2020-06 “Debt with conversion and other option”, changes the accounting for convertible instruments by reducing the number of accounting models. It requires convertible debt instruments to be accounted for under one of the following three models: embedded derivative, substantial premium, or no proceeds allocated (traditional debt) models. It eliminates the cash conversion and beneficial conversion feature models, which will likely result in more convertible debt instruments being accounted for as a single unit. The Company has adopted this ASU in January 1, 2024, as a result of these changes, companies are no longer required to separately account for embedded conversion features solely due to a beneficial conversion or cash settlement provision, unless the feature meets the definition of a derivative under ASC 815 and does not qualify for the equity scope exception.
The conversion feature in convertible promissory notes issued by the Company in for the six months ended June 30, 2025 and for the year ended December 31, 2024 does not qualify for the derivative treatment. These convertible promissory notes are presented as traditional debt as of June 30, 2025 and December 31, 2024, in the consolidated balance sheets.

Convertible Debt
The Company issues debt that may have conversion features.

Convertible debt – derivative treatment – When the Company issues debt with a conversion feature, the Company must first assess whether the embedded equity-linked component is clearly and closely related to its host instruments. If a component is clearly and closely related to its host instruments, then the Company has to assess whether the conversion feature meets the requirements to be treated as a derivative, as follows: a) one or more underlying, typically the price of our common stock; b) one or more notional amounts or payment provisions or both, generally the number of shares upon conversion; c) no initial net investment, which typically excludes the amount borrowed; and d) net settlement provisions, which in the case of convertible debt generally means the stock received upon conversion can be readily sold for cash. An embedded equity-linked component that meets the definition of a derivative does not have to be separated from the host instrument if the component qualifies for the scope exception for certain contracts involving an issuer’s own equity. The scope exception applies if the contract is both a) indexed to its own stock; and b) classified in shareholders’ equity in its statement of financial position.
If the conversion feature within convertible debt meets the requirements to be treated as a derivative, the Company estimates the fair value of the embedded derivative using the Black Scholes method upon the date of issuance. If the fair value of the embedded derivative is higher than the face value of the convertible debt, the excess is immediately recognized as interest expense. The derivative shall be recorded at fair value as liability and the carrying value assigned to the host contract represents the difference between the previous carrying amount of the hybrid instrument and the fair value of the derivative; therefore, there is no gain or loss from the initial recognition and measurement of an embedded derivative that is accounted for separately from its host contract.
The ASU changes the accounting for convertible instruments by reducing the number of accounting models. It requires convertible debt instruments to be accounted for under one of the following three models: embedded derivative, substantial premium, or no proceeds allocated (traditional debt) models. It eliminates the cash conversion and beneficial conversion feature models, which will likely result in more convertible debt instruments being accounted for as a single unit.
The conversion feature in convertible promissory notes issued by the Company in for the year ended December 31, 2024 and 2023 does not qualify for either the derivative treatment. These convertible promissory notes are presented as traditional debt as of December 31, 2024 and 2023, in the consolidated balance sheets.

Class A Ordinary Shares Subject to Possible Redemption
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with ASC 480. Class A ordinary shares subject to mandatory redemption (if any) are classified as a liability instrument and measured at fair value. Conditionally redeemable ordinary shares (including shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and are subject to the occurrence of uncertain future events. Accordingly, as of June 30, 2025 and December 31, 2024, 43,739 and 751,837 Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, respectively, outside of the shareholders’ deficit section of the Company’s consolidated balance sheets.
On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into U.S. federal law. Among other provisions, the IR Act imposes a new 1% U.S. federal excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations, effective for transactions occurring on or after January 1, 2023. Since the Company is incorporated in the Cayman Islands and is neither a U.S. domestic corporation nor a U.S. domestic subsidiary of a publicly traded foreign corporation, it is exempt from the 1% U.S. federal excise tax on stock repurchases.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid-in capital or accumulated deficit if additional paid-in capital equals to zero.

As of June 30, 2025 and December 31, 2024, the ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

	Shares	Amount
Ordinary shares subject to possible redemption - December 31, 2023	4,537,829	$50,477,963
Redemption of shares ($11.47 per share)	(3,785,992)	(43,425,328)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	1,578,042
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	390,328

Ordinary shares subject to possible redemption - December 31, 2024	751,837	9,021,005
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	78,971
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	45,191

Ordinary shares subject to possible redemption - March 31, 2025	751,837	$9,145,167
Redemption of shares ($12.17 per share)	(708,098)	(8,617,553)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	18,080
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	2,624

Ordinary shares subject to possible redemption - June 30, 2025	43,739	548,318

Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with ASC 480. Class A ordinary shares subject to mandatory redemption (if any) are classified as a liability instrument and measured at fair value. Conditionally redeemable ordinary shares (including shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and are subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2024, and 2023, 751,837 and 4,537,829 Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, respectively, outside of the shareholders’ deficit section of the Company’s consolidated balance sheets.
On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into U.S. federal law. Among other provisions, the IR Act imposes a new 1% U.S. federal excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations, effective for transactions occurring on or after January 1, 2023. Since the Company is incorporated in the Cayman Islands and is neither a U.S. domestic corporation nor a U.S. domestic subsidiary of a publicly traded foreign corporation, it is exempt from the 1% U.S. federal excise tax on stock repurchases.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid-in capital or accumulated deficit if additional paid-in capital equals to zero.
As of December 31, 2024 and 2023, the ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

	Shares	Amount
Ordinary shares subject to possible redemption – December 31, 2022	8,250,000	85,371,600
Redemption of shares ($10.92 per share)	(3,712,171)	(40,536,908)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	3,843,271
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	1,800,000

Ordinary shares subject to possible redemption – December 31, 2023	4,537,829	$50,477,963
Redemption of shares ($11.47 per share)	(3,785,992)	(43,425,328)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	1,578,042
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	390,328
Ordinary shares subject to possible redemption – December 31, 2024	751,837	9,021,005

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account.

Net Income/(Loss) Per Ordinary Share
Net Income Per Ordinary Share
The Company complies with the accounting and disclosure requirements of FASB ASC 260, “Earnings Per Share.” Net loss per redeemable and non-redeemable ordinary share is computed by dividing net loss by the weighted average number of ordinary shares outstanding between the redeemable and non-redeemable shares during the period, excluding ordinary shares subject to forfeiture. Weighted average shares were reduced for the effect of an aggregate of 93,750 founder shares that were forfeited during the three months ended June 30, 2022, due to the underwriters’ partial exercise of their over-allotment option. In order to determine the net income attributable to both the redeemable shares and non-redeemable shares, the Company first considered the undistributed income allocable to both the redeemable shares and non-redeemable shares and the undistributed income is calculated using the total net loss less dividends paid. The Company then allocated the undistributed income based on the weighted average number of shares outstanding between the redeemable and non-redeemable shares.
Subsequent measurement adjustments recorded pursuant to ASC 480-10-S99-3A related to redeemable shares are treated in the same manner as dividends on redeemable shares. Class A ordinary shares are redeemable at a price determined by the Trust Account held by the Company. This redemption price is not considered a redemption at fair value. Accordingly, the adjustments to the carrying amount are reflected in the Earnings Per Share (“EPS”) using the two-class method. The Company has elected to apply the two-class method by treating the entire periodic adjustment to the carrying amount of the Class A ordinary shares subject to possible redemption like a dividend.
Based on the above, any remeasurement of the redemption value of the Class A ordinary shares subject to possible redemption is considered to be dividends paid to the Public Shareholders. Warrants issued are contingently exercisable (i.e., on the later of 30 days after the completion of the initial Business Combination or 12 months from the closing of the IPO). Further, Convertible Promissory Notes are also contingently exercisable upon the consummation of the initial Business Combination. For EPS purpose, the warrants and notes are anti-dilutive since they would generally not be reflected in basic or diluted EPS until the contingency is resolved. For the three months and six months ended June 30, 2025 and 2024, the Company did not have any other dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted income per ordinary share is the same as basic earnings per ordinary share for the periods presented.
The net (loss)/ income per share presented in the consolidated statements of operations is based on the following:

	Three months ended June 30, 2025	Six months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2024
Net (loss)/income	$(385,122)	$(579,725)	$448,912	$713,242
Accretion of temporary equity to redemption value	(20,704)	(144,866)	(790,157)	(1,594,042)

Net loss including accretion of temporary equity	$(405,826)	$(724,591)	$(341,245)	$(880,800)

	For the Three Months Ended June 30, 2025		For the Three Months Ended June 30, 2024
		Non-		Non-
	Redeemable Common Stock	Redeemable Common Stock	Redeemable Common Stock	Redeemable Common Stock
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	$(18,310)	$(387,516)	$(217,783)	$(123,462)
Accretion of temporary equity to redemption value	20,704	—	790,157	—

Allocation of net income/(loss)	$2,394	$(387,516)	$572,374	$(123,462)

Denominators:
Weighted-average shares outstanding	121,552	2,572,500	4,537,829	2,572,500

Basic and diluted net income/ (loss) per share	$0.02	$(0.15)	$0.13	$(0.05)

	For the Six Months Ended June 30, 2025		For the Six Months Ended June 30, 2024
	Redeemable Common Stock	Non- Redeemable Common Stock	Redeemable Common Stock	Non- Redeemable Common Stock
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	$(104,431)	$(620,160)	$(562,129)	$(318,671)
Accretion of temporary equity to redemption value	144,866	—	1,594,042	—

Allocation of net income/(loss)	$40,435	$(620,160)	$1,031,913	$(318,671)

Denominators:
Weighted-average shares outstanding	433,193	2,572,500	4,537,829	2,572,500

Basic and diluted net income/ (loss) per share	$0.09	$(0.24)	$0.23	$(0.12)

Net Income Per Ordinary Share
The Company complies with the accounting and disclosure requirements of FASB ASC 260, “Earnings Per Share.” Net loss per redeemable and non-redeemable ordinary share is computed by dividing net loss by the weighted average number of ordinary shares outstanding between the redeemable and non-redeemable shares during the period, excluding ordinary shares subject to forfeiture. Weighted average shares were reduced for the effect of an aggregate of 93,750 founder shares that were forfeited during the three months ended June 30, 2022, due to the underwriters’ partial exercise of their over-allotment option. In order to determine the net income attributable to both the redeemable shares and non-redeemable shares, the Company first considered the undistributed income allocable to both the redeemable shares and non-redeemable shares and the undistributed income is calculated using the total net loss less dividends paid. The Company then allocated the undistributed income based on the weighted average number of shares outstanding between the redeemable and non-redeemable shares.
Subsequent measurement adjustments recorded pursuant to ASC 480-10-S99-3A related to redeemable shares are treated in the same manner as dividends on redeemable shares. Class A ordinary shares are redeemable at a price determined by the Trust Account held by the Company. This redemption price is not considered a redemption at fair value. Accordingly, the adjustments to the carrying amount are reflected in the Earnings Per Share (“EPS”) using the two-class method. The Company has elected to apply the two-class method by treating the entire periodic adjustment to the carrying amount of the Class A ordinary shares subject to possible redemption like a dividend.
Based on the above, any remeasurement of the redemption value of the Class A ordinary shares subject to possible redemption is considered to be dividends paid to the Public Shareholders. Warrants issued are contingently exercisable (i.e., on the later of 30 days after the completion of the initial Business Combination or 12 months from the closing of the IPO). Further, Convertible Promissory Notes are also contingently exercisable upon the consummation of the initial Business Combination. For EPS purpose, the warrants and notes are anti- dilutive since they would generally not be reflected in basic or diluted EPS until the contingency is resolved. For the years ended December 31, 2024 and 2023, the Company did not have any other dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted income per ordinary share is the same as basic earnings per ordinary share for the periods presented.
The net income per share presented in the consolidated statements of operations is based on the following:

	For the year ended December 31, 2024	For the year ended December 31, 2023
Net (loss)/income	$(167,306)	$632,536
Accretion of temporary equity to redemption value	(1,968,370)	(5,643,271)

Net loss including accretion of temporary equity	$(2,135,676)	$(5,010,735)

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
		Non-		Non-
	Redeemable Common Stock	Redeemable Common Stock	Redeemable Common Stock	Redeemable Common Stock
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	$(1,098,113)	$(1,037,563)	$(3,720,244)	$(1,290,491)

Accretion of temporary equity to redemption value	1,968,370	—	5,643,271	—

Allocation of net income/(loss)	$870,257	$(1,037,563)	$1,923,027	$(1,290,491)

Denominators:
Weighted-average shares outstanding	2,722,627	2,572,500	7,416,033	2,572,500

Basic and diluted net income/ (loss) per share	$0.32	$(0.40)	$0.26	$(0.50)

Income Taxes
Income Taxes
The Company accounts for income taxes under FASB ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30,2025 and December 31, 2024. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company determined that the Cayman Islands is the Company’s only major tax jurisdiction and the location of all members of management, sponsors, directors, any employees, or assets to the extent employed is the United States.
The Company may be subject to potential examination by federal and state taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next 12 months.
There is currently no taxation imposed on income by the Government of the Cayman Islands for the six months ended June 30, 2025 and 2024.

Income Taxes
The Company accounts for income taxes under FASB ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2024 and 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company determined that the Cayman Islands is the Company’s only major tax jurisdiction and the location of all members of management, sponsors, directors, any employees, or assets to the extent employed is the United States.
The Company may be subject to potential examination by federal and state taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next 12 months.
There is currently no taxation imposed on income by the Government of the Cayman Islands for the year ended December 31, 2024 and 2023.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
On December 14, 2023, the FASB issued a final standard on improvements to income tax disclosures. The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. ASU 2023-09, Improvements to Income Tax Disclosures, applies to all entities subject to income taxes. For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities (non-PBEs), the requirements will be effective for annual periods beginning after December 15, 2025. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. Early adoption is permitted. The Company had adopt the ASU 2023-09 on January 1, 2025, and the adoption does not have material impact on its unaudited condensed consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures” (“ASU 2024-03”), which requires disaggregated disclosure of certain costs and expenses, including purchases of inventory, employee compensation, depreciation, amortization and depletion, in each relevant expense caption. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption and retrospective application is permitted. The Company is currently assessing the impact of this guidance; however, the Company does not expect a material impact on its unaudited condensed consolidated financial statements.
Management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated financial statements.

Recent Accounting Pronouncements
On December 14, 2023, the FASB issued a final standard on improvements to income tax disclosures. The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. ASU 2023-09, Improvements to Income Tax Disclosures, applies to all entities subject to income taxes. For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities (non-PBEs), the requirements will be effective for annual periods beginning after December 15, 2025. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently assessing the impact, if any, that ASU 2023-09 would have on its financial position, results of operations or cash flows.
Management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.